Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segmental analysis
Net interest income	£ 5,408	£ 5,726
Net fees and commissions	1,219	1,144
Other non-interest income	507	857
Total income	7,134	7,727
Depreciation and amortisation	(508)	(469)
Other operating expenses	(3,549)	(3,446)
Impairment (losses)/releases	(48)	(223)
Operating profit before tax	3,029	3,589
Retail Banking
Segmental analysis
Net interest income	2,475	2,908
Net fees and commissions	211	206
Other non-interest income	4	6
Total income	2,690	3,120
Depreciation and amortisation	(1)
Other operating expenses	(1,469)	(1,367)
Impairment (losses)/releases	(122)	(193)
Operating profit before tax	1,098	1,560
Private Banking
Segmental analysis
Net interest income	285	428
Net fees and commissions	142	125
Other non-interest income	17	14
Total income	444	567
Other operating expenses	(356)	(322)
Impairment (losses)/releases	11	(11)
Operating profit before tax	99	234
Commercial & Institutional
Segmental analysis
Net interest income	2,543	2,504
Net fees and commissions	866	821
Other non-interest income	391	423
Total income	3,800	3,748
Depreciation and amortisation	(76)	(78)
Other operating expenses	(2,074)	(1,909)
Impairment (losses)/releases	57	(20)
Operating profit before tax	1,707	1,741
Central Items and other
Segmental analysis
Net interest income	105	(114)
Net fees and commissions		(8)
Other non-interest income	95	414
Total income	200	292
Depreciation and amortisation	(431)	(391)
Other operating expenses	350	152
Impairment (losses)/releases	6	1
Operating profit before tax	£ 125	£ 54